FAIR VALUE OF FINANCIAL INSTRUMENTS - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities (current and non-current)	$ 2,173	$ 1,280
Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,051	1,179
Financial liabilities (current and non-current)	490	373
Cash flow hedges | Financial assets at fair value through other comprehensive income, category
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Gains (losses) on hedging instrument, fair value hedges	(33)	(71)	$ (50)
Derivative financial assets	363	542
Net investment hedges | Financial assets at fair value through other comprehensive income, category
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Gains (losses) on hedging instrument, fair value hedges	(113)	97	(202)
Derivative financial assets	46	67
Settlements, fair value measurement, liabilities	$ 62	$ 53	$ 151